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New England Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700



                                                        May 2, 2001



VIA EDGAR
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Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C.  20549

     Re:  New England Variable Life Separate Account
          File No. 333-46401 - (Zenith Executive Advantage)
          Rule 497(j) Certification
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Commissioners:

     On behalf of New England Life Insurance Company (the "Company") and New England Variable Life Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of prospectus and supplement being used for Zenith Executive Advantage variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (b) of Rule 497 does not differ from the prospectus and supplement for that product contained in Post-Effective Amendment No. 4 for the Account filed electronically with the Commission on April 26, 2001.

     If you have any questions, please contact me at (617) 578-3031.

                                              Sincerely,



                                              John E. Connolly, Jr.